Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 471,905	$ 334,086	$ 394,759	$ 324,295	$ 151,091	$ 238,267	$ 316,263	$ 254,842	$ 106,829	$ 1,030,835	$ 870,145	$ 1,204,231	$ 916,201	$ 926,254
Cost of revenue (excluding items shown separately below)	312,399		285,497							719,838	645,934	887,160	677,052	713,346
General and administrative expenses	42,843		38,258							157,528	113,609	159,286	145,990	129,203
Goodwill impairment													68,202
Depreciation, depletion, amortization and accretion	33,306		23,255							86,818	63,950	87,826	72,934	68,290
Operating (loss) income	83,357	23,307	47,749	33,922	(35,019)	(57,742)	37,895	13,731	(41,861)	66,651	46,652	69,959	(47,977)	15,415
Other (income) expense, net	31,470		(1,408)							63,635	(2,299)	(3,447)	1,378	8,287
Interest expense	20,436		22,085							61,649	62,555	86,742	56,443	58,079
(Loss) income from continuing operations before taxes	31,451		27,072							(58,633)	(13,604)	(13,336)	(105,798)	(50,951)
Income tax benefit	(2,655)		(1,038)							(12,468)	(2,498)	(6,983)	(2,647)	(3,920)
(Loss) income from continuing operations	34,106	4,753	28,110	13,832	(53,048)	(70,191)	22,950	244	(56,154)	(46,165)	(11,106)	(6,353)	(103,151)	(47,031)
Income (loss) from discontinued operations	(57)	285	(7)	(369)	20	271	160	(26)	123	(815)	(356)	(71)	528	3,546
Net (loss) income	34,163	$ 4,468	28,117	$ 14,201	$ (53,068)	$ (70,462)	$ 22,790	$ 270	$ (56,277)	(45,350)	(10,750)	(6,282)	(103,679)	(50,577)
Net income attributable to minority interest	52		1,243							(1,917)	674	2,495	3,112	1,919
Net (loss) income attributable to member of Summit Materials, LLC	34,111		26,874							(43,433)	(11,424)	(8,777)	(106,791)	(52,496)
Comprehensive (loss) income attributable to member of Summit Materials, LLC	26,805		25,110							(55,974)	(12,615)	(18,278)	(103,706)	(55,049)
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	(4,068)		(10,823)							(28,139)	(19,692)	(27,933)	(14,389)	(13,132)
Cost of revenue (excluding items shown separately below)	(4,068)		(10,823)							(28,139)	(19,692)	(27,933)	(14,389)	(13,132)
Other (income) expense, net	86,514		46,119							111,436	40,369	71,514	(90,834)	(48,577)
Interest expense	(10,796)		(2,408)							(21,568)	(5,934)	(9,113)	(4,232)	(1,892)
(Loss) income from continuing operations before taxes	(75,718)		(43,711)							(89,868)	(34,435)	(62,401)	95,066	50,469
(Loss) income from continuing operations	(75,718)		(43,711)							(89,868)	(34,435)	(62,401)	95,066	50,469
Net (loss) income	(75,718)		(43,711)							(89,868)	(34,435)	(62,401)	95,066	50,469
Net income attributable to minority interest	52		1,243							(1,917)	674	2,495	3,112	1,919
Net (loss) income attributable to member of Summit Materials, LLC	(75,770)		(44,954)							(87,951)	(35,109)	(64,896)	91,954	48,550
Comprehensive (loss) income attributable to member of Summit Materials, LLC	(68,464)		(43,190)							(75,410)	(34,163)	(53,815)	90,632	49,645
Summit Materials LLC (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses													7,241	8
Depreciation, depletion, amortization and accretion													465	81
Operating (loss) income													(7,706)	(89)
Other (income) expense, net													99,085	52,400
(Loss) income from continuing operations before taxes													(106,791)	(52,489)
Income tax benefit														5
(Loss) income from continuing operations													(106,791)	(52,494)
Net (loss) income													(106,791)	(52,494)
Net (loss) income attributable to member of Summit Materials, LLC													(106,791)	(52,494)
Comprehensive (loss) income attributable to member of Summit Materials, LLC													(106,791)	(52,494)
Non-Wholly Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue			34,171								69,435	94,402	80,759	81,516
Cost of revenue (excluding items shown separately below)			25,603								53,229	67,951	55,241	58,319
General and administrative expenses			1,651								5,225	6,763	7,673	6,235
Depreciation, depletion, amortization and accretion			3,708								10,484	14,500	11,378	10,093
Operating (loss) income			3,209								497	5,188	6,467	6,869
Other (income) expense, net			(945)								(2,303)	(14,444)	(3,737)	(2,065)
Interest expense			2,931								8,788	11,608	10,702	12,045
(Loss) income from continuing operations before taxes			1,223								(5,988)	8,024	(498)	(3,111)
(Loss) income from continuing operations			1,223								(5,988)	8,024	(498)	(3,111)
Net (loss) income			1,223								(5,988)	8,024	(498)	(3,111)
Net (loss) income attributable to member of Summit Materials, LLC			1,223								(5,988)	8,024	(498)	(3,111)
Comprehensive (loss) income attributable to member of Summit Materials, LLC			1,223								(5,170)	2,759	3,909	(6,759)
Wholly Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	454,501		348,785							980,153	776,502	1,065,590	807,921	824,796
Cost of revenue (excluding items shown separately below)	304,204		253,284							696,068	581,602	796,078	611,799	649,577
General and administrative expenses	32,362		27,418							90,959	80,938	119,250	129,768	121,633
Goodwill impairment													68,202
Depreciation, depletion, amortization and accretion	31,374		18,618							80,997	51,351	70,116	60,078	57,080
Operating (loss) income	86,561		49,465							112,129	62,611	80,146	(61,926)	(3,494)
Other (income) expense, net	3,639		(2,679)							7,140	(4,233)	(6,687)	(3,410)	6,630
Interest expense	15,286		13,416							45,332	37,831	51,248	49,591	47,293
(Loss) income from continuing operations before taxes	67,636		38,728							59,657	29,013	35,585	(108,107)	(57,417)
Income tax benefit	(2,690)		(1,038)							(12,852)	(1,071)	(5,766)	(2,647)	(3,925)
(Loss) income from continuing operations	70,326		39,766							72,509	30,084	41,351	(105,460)	(53,492)
Income (loss) from discontinued operations	(57)		(7)							(815)	(356)	(71)	528	3,546
Net (loss) income	70,383		39,773							73,324	30,440	41,422	(105,988)	(57,038)
Net (loss) income attributable to member of Summit Materials, LLC	70,383		39,773							73,324	30,440	41,422	(105,988)	(57,038)
Comprehensive (loss) income attributable to member of Summit Materials, LLC	69,373		39,773							72,314	30,440	41,422	(105,988)	(57,038)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	21,472											72,172	41,910	33,074
Cost of revenue (excluding items shown separately below)	12,263											51,064	24,401	18,582
General and administrative expenses	1,600											2,537	1,308	1,327
Depreciation, depletion, amortization and accretion	1,304											1,742	1,013	1,036
Operating (loss) income	6,305											16,829	15,188	12,129
Other (income) expense, net	(17)											(3)	274	(101)
Interest expense	900											1,172	382	633
(Loss) income from continuing operations before taxes	5,422											15,660	14,532	11,597
Income tax benefit	35											210
(Loss) income from continuing operations	5,387											15,450	14,532	11,597
Net (loss) income	5,387											15,450	14,532	11,597
Net (loss) income attributable to member of Summit Materials, LLC	5,387											15,450	14,532	11,597
Comprehensive (loss) income attributable to member of Summit Materials, LLC	(909)											9,634	$ 14,532	$ 11,597
Issuers [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	8,881		8,694							61,634	26,384	30,736
Depreciation, depletion, amortization and accretion	628		406							1,686	1,047	1,468
Operating (loss) income	(9,509)		(9,100)							(63,320)	(27,431)	(32,204)
Other (income) expense, net	(58,666)		(43,887)							(55,083)	(36,161)	(53,827)
Interest expense	15,046		7,913							35,196	21,581	31,827
(Loss) income from continuing operations before taxes	34,111		26,874							(43,433)	(12,851)	(10,204)
Income tax benefit											(1,427)	(1,427)
(Loss) income from continuing operations	34,111		26,874							(43,433)	(11,424)	(8,777)
Net (loss) income	34,111		26,874							(43,433)	(11,424)	(8,777)
Net (loss) income attributable to member of Summit Materials, LLC	34,111		26,874							(43,433)	(11,424)	(8,777)
Comprehensive (loss) income attributable to member of Summit Materials, LLC	$ 26,805		25,110							(55,974)	(12,615)	$ (18,278)
Non Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue			22,626							78,821	43,900
Cost of revenue (excluding items shown separately below)			17,433							51,909	30,795
General and administrative expenses			495							4,935	1,062
Depreciation, depletion, amortization and accretion			523							4,135	1,068
Operating (loss) income			4,175							17,842	10,975
Other (income) expense, net			(16)							142	29
Interest expense			233							2,689	289
(Loss) income from continuing operations before taxes			3,958							15,011	10,657
Income tax benefit										384
(Loss) income from continuing operations			3,958							14,627	10,657
Net (loss) income			3,958							14,627	10,657
Net (loss) income attributable to member of Summit Materials, LLC			3,958							14,627	10,657
Comprehensive (loss) income attributable to member of Summit Materials, LLC			$ 2,194							$ 3,096	$ 8,893